UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02485

John Hancock Current Interest

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling just prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended September 30, 2020.

During the first-quarter sell-off, many investors reacted by exiting higher-risk assets and moving into cash, leading to a liquidity crunch in the fixed-income markets. In response to the sell-off, the U.S. Federal Reserve acted quickly, lowering interest rates to near zero and reinstating quantitative easing, as well as announcing its plans to shore up short-term debt. Many other nations followed suit and credit spreads rebounded off their highs as liquidity concerns eased.

The continued spread of COVID-19, trade disputes, and other geopolitical tensions may continue to create uncertainty among businesses and investors. Your financial professional can help position your portfolio so that it’s sufficiently diversified to seek to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.

Sincerely,

Andrew G. Arnott

President and CEO,

John Hancock Investment Management

Head of Wealth and Asset Management,

United States and Europe

This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock

Money Market Fund

Table of contents

2	Your fund at a glance

3	Portfolio summary

4	Your expenses

6	Fund’s investments

11	Financial statements

14	Financial highlights

17	Notes to financial statements

23	Continuation of investment advisory and subadvisory agreements

30	More information

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.

MATURITY COMPOSITION AS OF 9/30/2020 (% of total investments)

2	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

Portfolio summary

PORTFOLIO COMPOSITION AS OF 9/30/2020 (% of total investments)

A note about risks

The fund may be subject to various risks as described in the fund’s prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment. For more information, please refer to the “Principal risks” section of the prospectus.

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

∎	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

∎	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2020, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2020, with the same investment held until September 30, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

4	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

SHAREHOLDER EXPENSE EXAMPLE CHART
		Account value on 4-1-2020	Ending value on 9-30-2020	Expenses paid during period ended 9-30-20201	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,000.10	$1.50	0.30%
	Hypothetical example	1,000.00	1,023.60	1.52	0.30%
Class B	Actual expenses/actual returns	1,000.00	1,000.10	1.50	0.30%
	Hypothetical example	1,000.00	1,023.60	1.52	0.30%
Class C	Actual expenses/actual returns	1,000.00	1,000.10	1.50	0.30%
	Hypothetical example	1,000.00	1,023.60	1.52	0.30%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	5

Fund’s investments

AS OF 9-30-20 (unaudited)

	Maturity date	Yield (%)	Par value^	Value

U.S. Government Agency 68.5%				$620,950,275
(Cost $620,950,275) Federal Agricultural Mortgage Corp. (SOFR + 0.050%) (A)	01-27-21	0.122	6,591,000	6,591,000
Federal Agricultural Mortgage Corp. (SOFR + 0.075%) (A)	04-26-21	0.147	5,290,000	5,290,000
Federal Agricultural Mortgage Corp. (1 month LIBOR) (A)	07-28-21	0.147	13,155,000	13,155,000
Federal Agricultural Mortgage Corp. (SOFR + 0.110%) (A)	06-24-21	0.152	2,659,000	2,659,590
Federal Agricultural Mortgage Corp. (1 month LIBOR + 0.010%) (A)	06-04-21	0.167	8,000,000	8,000,000
Federal Agricultural Mortgage Corp. (1 month LIBOR + 0.030%) (A)	11-20-20	0.189	5,192,000	5,192,000
Federal Agricultural Mortgage Corp. (SOFR + 0.100%) (A)	04-01-21 to 08-23-21	0.172 to 0.183	7,000,000	7,000,000
Federal Agricultural Mortgage Corp. (1 month LIBOR + 0.060%) (A)	10-01-20 to 04-01-21	0.218 to 0.244	8,898,000	8,898,000
Federal Agricultural Mortgage Corp.	11-02-20 to 02-25-21	0.183 to 0.457	3,494,000	3,489,197
Federal Farm Credit Bank (SOFR + 0.100%) (A)	01-05-21	0.132	529,000	529,056
Federal Farm Credit Bank (1 month LIBOR + 0.075%) (A)	03-29-21	0.139	1,047,000	1,047,437
Federal Farm Credit Bank (Prime rate - 3.105%) (A)	02-14-22	0.147	4,024,000	4,024,000
Federal Farm Credit Bank (3 month LIBOR - 0.135%) (A)	10-29-20	0.151	5,456,000	5,455,941
Federal Farm Credit Bank (1 month LIBOR + 0.015%) (A)	03-17-21	0.151	826,000	826,062
Federal Farm Credit Bank (Prime rate - 3.100%) (A)	03-15-22	0.157	2,694,000	2,693,793
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.085%) (A)	03-10-21	0.160	10,282,000	10,282,804
Federal Farm Credit Bank (3 month USBMMY + 0.270%) (A)	05-16-22	0.172	3,282,000	3,292,793
Federal Farm Credit Bank (3 month USBMMY + 0.100%) (A)	01-18-22	0.172	1,200,000	1,200,473
Federal Farm Credit Bank (3 month LIBOR + 0.010%) (A)	09-20-21	0.181	1,230,000	1,230,708
Federal Farm Credit Bank (SOFR + 0.110%) (A)	05-27-21	0.183	5,257,000	5,257,000

6	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value

Federal Farm Credit Bank (1 month LIBOR + 0.025%) (A)	01-22-21	0.188	1,227,000	$1,226,982
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.095%) (A)	07-26-21	0.188	4,907,000	4,907,000
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.100%) (A)	12-16-20	0.198	4,000,000	3,999,956
Federal Farm Credit Bank (Prime rate - 3.050%) (A)	12-11-20	0.208	3,899,000	3,898,962
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.120%) (A)	02-09-21	0.218	3,186,000	3,185,944
Federal Farm Credit Bank (SOFR + 0.145%) (A)	07-28-22	0.218	1,330,000	1,330,000
Federal Farm Credit Bank (1 month LIBOR + 0.270%) (A)	05-25-21	0.220	1,298,000	1,299,713
Federal Farm Credit Bank (Prime rate - 3.010%) (A)	06-07-21	0.243	3,606,000	3,606,000
Federal Farm Credit Bank (3 month LIBOR) (A)	11-16-21	0.243	328,000	328,149
Federal Farm Credit Bank (3 month USBMMY + 0.160%) (A)	01-19-21	0.264	2,217,000	2,217,000
Federal Farm Credit Bank (1 month LIBOR + 0.090%) (A)	12-13-21	0.274	300,000	299,896
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	11-12-20	0.313	224,000	223,990
Federal Farm Credit Bank (3 month USBMMY + 0.290%) (A)	04-11-22	0.314	5,558,000	5,564,878
Federal Farm Credit Bank (SOFR + 0.090%) (A)	07-15-21 to 09-23-22	0.162	9,213,000	9,213,000
Federal Farm Credit Bank (3 month USBMMY + 0.140%) (A)	05-28-21	0.324	2,662,000	2,660,597
Federal Farm Credit Bank (Prime rate - 2.915%) (A)	12-17-20	0.345	3,500,000	3,499,964
Federal Farm Credit Bank (1 month LIBOR + 0.035%) (A)	01-19-21 to 05-13-21	0.189 to 0.194	5,821,000	5,821,000
Federal Farm Credit Bank (1 month LIBOR + 0.030%) (A)	05-03-21 to 11-02-21	0.188 to 0.208	4,901,000	4,900,796
Federal Farm Credit Bank (SOFR + 0.120%) (A)	03-18-21	0.396	350,000	349,673
Federal Farm Credit Bank (SOFR + 0.380%) (A)	04-22-22	0.456	2,624,000	2,624,000
Federal Farm Credit Bank (1 month LIBOR + 0.080%) (A)	07-26-21 to 08-25-21	0.227 to 0.231	3,943,000	3,943,001
Federal Farm Credit Bank (1 month LIBOR + 0.010%) (A)	03-12-21 to 04-19-21	0.232 to 0.247	484,000	483,822
Federal Farm Credit Bank (1 month LIBOR) (A)	10-07-20 to 12-22-21	0.154 to 0.181	8,992,000	8,991,671

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	7

	Maturity date	Yield (%)	Par value^	Value

Federal Farm Credit Bank (Prime rate - 3.030%) (A)	06-23-21 to 09-03-21	0.223 to 0.335	3,729,000	$3,726,199
Federal Farm Credit Bank (1 month LIBOR + 0.110%) (A)	03-25-21 to 12-10-21	0.245 to 0.269	6,556,000	6,556,025
Federal Farm Credit Bank (1 month LIBOR + 0.160%) (A)	01-25-21 to 10-04-21	0.222 to 0.319	1,896,000	1,896,151
Federal Farm Credit Bank	10-02-20 to 07-13-21	0.101 to 1.557	93,177,000	93,118,035
Federal Home Loan Bank (3 month LIBOR - 0.170%) (A)	01-08-21	(0.152)	6,590,000	6,594,499
Federal Home Loan Bank (3 month LIBOR - 0.090%) (A)	12-21-20	0.065	10,555,000	10,556,722
Federal Home Loan Bank (3 month LIBOR - 0.105%) (A)	08-04-21	0.083	3,785,000	3,787,000
Federal Home Loan Bank (3 month LIBOR - 0.175%) (A)	10-28-20	0.086	18,785,000	18,784,817
Federal Home Loan Bank (3 month LIBOR - 0.135%) (A)	12-18-20	0.097	6,745,000	6,745,041
Federal Home Loan Bank (SOFR + 0.055%) (A)	05-14-21	0.101	6,630,000	6,631,039
Federal Home Loan Bank (SOFR + 0.075%) (A)	07-23-21	0.111	7,000,000	7,002,013
Federal Home Loan Bank (SOFR + 0.070%) (A)	10-02-20	0.142	15,000,000	15,000,000
Federal Home Loan Bank (1 month LIBOR + 0.005%) (A)	11-24-20	0.145	8,045,000	8,045,159
Federal Home Loan Bank (SOFR + 0.160%) (A)	05-07-21	0.177	5,240,000	5,241,748
Federal Home Loan Bank (1 month LIBOR - 0.030%) (A)	03-24-21	0.184	100,000	99,971
Federal Home Loan Bank (SOFR + 0.105%) (A)	10-01-20	0.188	2,170,000	2,170,000
Federal Home Loan Bank (SOFR + 0.100%) (A)	12-23-20	0.190	8,095,000	8,094,682
Federal Home Loan Bank (1 month LIBOR + 0.020%) (A)	03-19-21	0.197	100,000	99,992
Federal Home Loan Bank (1 month LIBOR + 0.050%) (A)	05-20-21	0.207	1,400,000	1,400,020
Federal Home Loan Bank (3 month LIBOR - 0.095%) (A)	09-13-21	0.209	2,735,000	2,733,634
Federal Home Loan Bank (SOFR + 0.020%) (A)	12-04-20 to 01-29-21	0.091	20,245,000	20,245,000
Federal Home Loan Bank (SOFR + 0.135%) (A)	03-10-21	0.274	100,000	99,971
Federal Home Loan Bank (SOFR + 0.050%) (A)	11-13-20 to 01-22-21	0.122 to 0.165	16,800,000	16,798,633
Federal Home Loan Bank (SOFR + 0.090%) (A)	11-30-20 to 08-12-22	0.162	12,190,000	12,190,000
Federal Home Loan Bank (1 month LIBOR - 0.010%) (A)	03-26-21	0.154 to 0.181	995,000	994,903
Federal Home Loan Bank (SOFR + 0.080%) (A)	10-02-20 to 03-04-21	0.142 to 0.274	6,900,000	6,899,848

8	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Bank	10-01-20 to 09-17-21	0.076 to 1.154	153,484,000	$153,512,403
Federal Home Loan Mortgage Corp. (SOFR + 0.150%) (A)	03-04-22	0.223	2,574,000	2,574,000
Federal Home Loan Mortgage Corp.	11-17-20 to 02-16-21	0.092 to 0.517	5,564,000	5,593,654
Federal National Mortgage Association (SOFR + 0.070%) (A)	12-11-20	0.142	1,000,000	1,000,000
Federal National Mortgage Association (SOFR + 0.075%) (A)	06-04-21	0.183	3,143,000	3,142,247
Federal National Mortgage Association (SOFR + 0.350%) (A)	04-07-22	0.253	1,589,000	1,593,139
Federal National Mortgage Association (SOFR + 0.190%) (A)	05-19-22	0.264	5,254,000	5,254,000
Federal National Mortgage Association (SOFR + 0.200%) (A)	06-15-22	0.274	4,000,000	4,000,000
Federal National Mortgage Association	10-16-20 to 02-26-21	0.180 to 0.261	8,055,000	8,078,882

U.S. Government 21.0%				$190,029,417
(Cost $190,029,417) U.S. Treasury Bill	10-13-20 to 12-08-20	0.043 to 0.137	172,113,100	172,102,843
U.S. Treasury Note (3 month USBMMY + 0.300%) (A)	10-31-21	0.276	2,747,200	2,751,048
U.S. Treasury Note	11-30-20 to 06-30-21	0.100 to 1.621	15,003,700	15,175,526

			Par value^	Value
Repurchase agreement 10.1%				$91,600,000
(Cost $91,600,000) Barclays Tri-Party Repurchase Agreement dated 9-30-20 at 0.060% to be repurchased at $66,600,111 on 10-1-20, collateralized by $42,234,100 U.S. Treasury Bonds, 1.125% due 8-15-40 (valued at $41,887,242) and $25,099,800 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $26,044,952)			66,600,000	66,600,000
Repurchase Agreement with State Street Corp. dated 9-30-20 at 0.040% to be repurchased at $25,000,028 on 10-1-20, collateralized by $21,617,100 U.S. Treasury Inflation Indexed Notes, 0.375% due 7-15-27 (valued at $25,500,040)			25,000,000	25,000,000

Total investments (Cost $902,579,692) 99.6%				$902,579,692

Other assets and liabilities, net 0.4%				3,457,867

Total net assets 100.0%				$906,037,559

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.

^All par values are denominated in U.S. dollars unless otherwise indicated.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	9

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

USBMMY	U.S. Treasury Bill Money Market Yield

(A)	Variable rate obligation.

At 9-30-20, the aggregate cost of investments for federal income tax purposes was $902,579,692.

10	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 9-30-20 (unaudited)

Assets
Unaffiliated investments, at value (Cost $810,979,692)	$810,979,692
Repurchase agreements, at value (Cost $91,600,000)	91,600,000
Total investments, at value (Cost $902,579,692)	902,579,692
Cash	59,516
Interest receivable	448,849
Receivable for fund shares sold	4,203,614
Receivable from affiliates	25,096
Other assets	95,087
Total assets	907,411,854
Liabilities
Distributions payable	39
Payable for fund shares repurchased	1,130,011
Payable to affiliates
Accounting and legal services fees	45,831
Transfer agent fees	85,284
Distribution and service fees	10,827
Trustees’ fees	815
Other liabilities and accrued expenses	101,488
Total liabilities	1,374,295
Net assets	$906,037,559
Net assets consist of
Paid-in capital	$906,028,975
Total distributable earnings (loss)	8,584
Net assets	$906,037,559

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($892,042,522 ÷ 892,033,961 shares)	$1.00
Class B ($495,485 ÷ 495,522 shares)[1]	$1.00
Class C ($13,499,552 ÷ 13,499,497 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	11

STATEMENT OF OPERATIONS For the six months ended 9-30-20 (unaudited)

Investment income
Interest	$1,341,180
Expenses
Investment management fees	1,536,440
Distribution and service fees	1,147,920
Accounting and legal services fees	83,610
Transfer agent fees	538,409
Trustees’ fees	7,428
Custodian fees	71,084
State registration fees	63,422
Printing and postage	54,626
Professional fees	23,988
Other	20,981
Total expenses	3,547,908
Less expense reductions	(2,260,420)
Net expenses	1,287,488
Net investment income	53,692
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,116
2,116
Increase in net assets from operations	$55,808

12	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	Six months ended 9-30-20 (unaudited)	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$53,692	$9,612,696
Net realized gain	2,116	8,720
Increase in net assets resulting from operations	55,808	9,621,416
Distributions to shareholders
From earnings
Class A	(47,156)	(9,445,136)
Class B	(36)	(18,704)
Class C	(759)	(154,778)
Total distributions	(47,951)	(9,618,618)
From fund share transactions	55,707,340	223,600,320
Total increase	55,715,197	223,603,118
Net assets
Beginning of period	850,322,362	626,719,244
End of period	$906,037,559	$850,322,362

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	13

Financial Highlights

CLASS A SHARES Period ended	9-30-20[1]		3-31-20		3-31-19		3-31-18		3-31-17		3-31-16
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[2]	—	[3]	0.014		0.016		0.006		—	[3]	—	[3]
Net realized and unrealized gain (loss) on investments	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Total from investment operations	—	[3]	0.014		0.016		0.006		—	[3]	—	[3]
Less distributions
From net investment income	—	[3]	(0.014)		(0.016)		(0.006)		—	[3]	—	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[4]	0.01	[5,6]	1.45		1.56		0.59	[5]	0.02	[5]	0.01	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$892		$835		$613		$500		$490		$417
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[7]	0.82		0.83		0.81		0.86		1.00
Expenses including reductions	0.30	[5,7]	0.56		0.57		0.55	[5]	0.47	[5]	0.30	[5]
Net investment income	0.01	[5,7]	1.42		1.57		0.57	[5]	0.04	[5]	0.01	[5]

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.0005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
[6]	Not annualized.
[7]	Annualized.

14	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	9-30-20[1]		3-31-20	3-31-19	3-31-18		3-31-17		3-31-16
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income[2]	—	[3]	0.015	0.015	0.004		—	[3]	—	[3]
Net realized and unrealized gain (loss) on investments	—	[3]	(0.001)[4]	0.001	0.001		—	[3]	—	[3]
Total from investment operations	—	[3]	0.014	0.016	0.005		—	[3]	—	[3]
Less distributions
From net investment income	—	[3]	(0.014)	(0.016)	(0.005)		—	[3]	—	[3]
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return (%)[5,6]	0.01	[7,8]	1.45	1.57	0.46	[7]	0.01	[7]	0.01	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—	[9]	$1	$2	$3		$4		$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	[1][0]	1.57	1.58	1.56		1.62		1.75
Expenses including reductions	0.30	[7,10]	0.56	0.57	0.67	[7]	0.48	[7]	0.30	[7]
Net investment income	0.01	[7,10]	1.51	1.51	0.42	[7]	0.01	[7]	0.01	[7]

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.0005 per share.
[4]

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
[8]	Not annualized.
[9]	Less than $500,000.
[10]	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	15

CLASS C SHARES Period ended	9-30-20[1]		3-31-20		3-31-19		3-31-18		3-31-17		3-31-16
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[2]	—	[3]	0.014		0.016		0.006		—	[3]	—	[3]
Net realized and unrealized gain (loss) on investments	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Total from investment operations	—	[3]	0.014		0.016		0.006		—	[3]	—	[3]
Less distributions
From net investment income	—	[3]	(0.014)		(0.016)		(0.006)		—	[3]	—	[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[4,5]	0.01	[6,7]	1.45		1.56		0.60	[6]	0.02	[6]	0.01	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$15		$12		$15		$20		$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.55	[8]	1.57		1.58		1.56		1.62		1.75
Expenses including reductions	0.30	[6,8]	0.56		0.57		0.55	[6]	0.47	[6]	0.31	[6]
Net investment income	0.01	[6,8]	1.45		1.55		0.55	[6]	0.03	[6]	0.01	[6]

[1]	Six months ended 9-30-20. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.0005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.
[7]	Not annualized.
[8]	Annualized.

16	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund’s shares could go down in price, meaning that you can lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class B and Class C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Effective November 1, 2020, Class C shares convert to Class A shares after 8 years (certain exclusions apply).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2020, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	17

collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2020, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2020 were $3,403.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

18	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

As of March 31, 2020, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends from net investment income daily and pays monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2020.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund’s aggregate net assets; (b) 0.425% of the next $250 million of the fund’s aggregate net assets; (c) 0.375% of the next $250 million of the fund’s aggregate net assets; (d) 0.350% of the next $500 million of the fund’s aggregate net assets; (e) 0.325% of the next $500 million of the fund’s aggregate net assets; (f) 0.300% of the next $500 million of the fund’s aggregate net assets; and (g) 0.275% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	19

The Advisor and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the fund in attempting to achieve a positive yield. These expense waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

For the six months ended September 30, 2020, the expense reductions described above amounted to the following:

Class	Expense reduction
Class A	$1,094,763
Class B	724

Class	Expense reduction
Class C	$ 17,013
Total	$1,112,500

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2020, were equivalent to a net annual effective rate of 0.10% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended September 30, 2020, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:

Class	Rule 12b-1 Fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive Rule 12b-1 fees on Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

The total amounts waived by the Distributor were $1,076,373, $3,035 and $68,512, for Class A, Class B, and Class C shares, respectively, for the six months ended September 30, 2020.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2020, CDSCs received by the Distributor amounted to $402 and $1,289 for Class B and Class C shares, respectively.

20	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended September 30, 2020 were as follows:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,076,373	$529,593
Class B	3,035	379
Class C	68,512	8,437
Total	$1,147,920	$538,409

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended September 30, 2020 and for the year ended March 31, 2020 were as follows:

	Six Months Ended 9-30-20		Year Ended 3-31-20
	Shares	Amount	Shares	Amount

Class A shares
Sold	301,972,614	$301,972,616	576,881,810	$576,881,810
Distributions reinvested	45,369	45,369	9,323,926	9,323,926
Repurchased	(244,937,134)	(244,937,134)	(364,050,959)	(364,050,959)
Net increase	57,080,849	$57,080,851	222,154,777	$222,154,777

Class B shares
Sold	68,080	$68,081	435,746	$435,746
Distributions reinvested	26	26	17,101	17,101
Repurchased	(437,848)	(437,849)	(1,344,998)	(1,344,998)
Net decrease	(369,742)	$(369,742)	(892,151)	$(892,151)

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	21

	Six Months Ended 9-30-20		Year Ended 3-31-20
	Shares	Amount	Shares	Amount

Class C shares
Sold	4,726,891	$4,726,890	10,358,817	$10,358,817
Distributions reinvested	723	723	148,615	148,615
Repurchased	(5,731,382)	(5,731,382)	(8,169,738)	(8,169,738)
Net increase (decrease)	(1,003,768)	$(1,003,769)	2,337,694	$2,337,694
Total net increase	55,707,339	$55,707,340	223,600,320	$223,600,320

Note 6 — LIBOR discontinuation risk

LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This event will likely cause LIBOR to cease to be published. Before then, it is expected that market participants will transition to the use of different reference or benchmark rates. However, although regulators have suggested alternative rates, there is currently no definitive information regarding the future utilization of LIBOR or of any replacement rate.

It is uncertain what impact the discontinuation of LIBOR will have on the use of LIBOR as a reference rate for securities in which the fund invests. It is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. In addition, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.

Note 7 — Coronavirus (COVID-19) pandemic

The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

Note 8 — Subsequent Events

On June 25, 2020, the Board of Trustees approved redesignation of the following share class:

Redesignation	Effective date
Class B shares as Class A shares	October 14, 2020

As a result of the redesignation, the existing Class B shares were terminated, and shareholders currently in this class became shareholders of Class A with the same or lower total net expenses.

22	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Current Interest (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Money Market Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at the telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At telephonic meetings held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	23

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)

the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b)	the background, qualifications and skills of the Advisor’s personnel;

(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

24	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

(d)

the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and

(g)

the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance.In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund’s performance;

(b)	considered the comparative performance of an applicable benchmark index;

(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the benchmark index and peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board also noted the relatively narrow range of performance returns of the funds that comprise the peer group. The Board concluded that the fund’s performance was reasonable in relation to the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	25

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or    reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, to assist the fund in attempting to achieve a positive yield. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;

(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;

(d)

received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;

(e)

considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;

(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g)

noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;

(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor;

26	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and

(l)

considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)

considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;

(b)

reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c)

the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);

(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and

(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	27

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;

(2)	the performance of the fund was reasonable in relation to the historical performance of comparable funds;

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and

28	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

(4)

noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

*  *  *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	29

More Information

Trustees

Hassell H. McClellan, Chairperson

Steven R. Pruchansky, Vice Chairperson

Andrew G. Arnott†

Charles L. Bardelis*

James R. Boyle

Peter S. Burgess*

William H. Cunningham

Grace K. Fey

Marianne Harrison†

Deborah C. Jackson

James M. Oates*

Frances G. Rathke*,1

Gregory A. Russo

Officers

Andrew G. Arnott

President

Charles A. Rizzo

Chief Financial Officer

Salvatore Schiavone

Treasurer

Christopher (Kit) Sechler

Secretary and Chief Legal Officer

Trevor Swanberg2

Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Principal distributor

John Hancock Investment Management

Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee

† Non-Independent Trustee

1 Appointed as Independent Trustee effective as of September 15, 2020

2 Effective July 31, 2020

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:

800-225-5291	Regular mail:	Express mail:

jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 219909	430 W 7th Street
	Kansas City, MO 64121-9909	Suite 219909
Kansas City, MO 64105-1407

30	JOHN HANCOCK MONEY MARKET FUND | SEMIANNUAL REPORT

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND

GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ◾ Member FINRA, SIPC 200 Berkeley Street ◾ Boston, MA 02116-5010 ◾ 800-225-5291 ◾ jhinvestments.com

This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

A company of Manulife Investment Management

44SA 9/20
MF1355833	11/2020

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: November 6, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: November 6, 2020